Capital management	12 Months Ended
Dec. 31, 2018
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Capital management
4.	Capital management

The primary objectives of the Group’s capital management are to safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its businesses and maximize shareholder value. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2018, 2017 and 2016.

The Group reviews the capital structure on a quarterly basis. The capital structure of the Group consists of net debt, which includes the interest-bearing loans and borrowings disclosed in Note 11, net of cash and cash equivalents and equity attributable to the shareholders of the Group, comprising issued share capital, reserves and retained earnings.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders or issue new shares.